Summary of Significant Accounting Policies - Estimated Useful Lives of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2013
Surgical instruments [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	6 years
Minimum [Member] | Land improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	15 years
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	10 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Minimum [Member] | Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	1 year
Maximum [Member] | Land improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	25 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	25 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	14 years
Maximum [Member] | Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	14 years